Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Liabilities [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
The following represents a summary of accrued expenses and other liabilities at December 31:

	2012	2011
Employee compensation and benefits	$51	$49
Other accrued expenses	106	117
Total accrued expenses and other liabilities	$157	$166